CONSOLIDATED BALANCE SHEETS (Parentheticals) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares
Allowance for doubtful accounts, accounts receivable (in Dollars and Yuan Renminbi) | ¥	¥ 1,444,582		¥ 1,444,000
Allowance for doubtful accounts, other receivable (in Dollars and Yuan Renminbi) | ¥	26,861		65,647
Allowance for doubtful accounts, loans receivable (in Dollars and Yuan Renminbi) | ¥	441,359		350,425
Accrued expenses and other liabilities (in Dollars and Yuan Renminbi) | ¥
Preferred Stock, Per value (in Dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Preferred shares, shares authorized	20,000,000	20,000,000	20,000,000
Preferred share, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0
Common Class A [Member]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.00001		0.00001
Ordinary shares, shares authorized	460,000,000	460,000,000	460,000,000
Ordinary shares, shares issued	174,304,260	174,304,260	170,161,275
Ordinary shares, shares outstanding	174,304,260	174,304,260	170,161,275
Common Class B [Member]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	61,162,400	61,162,400	61,162,400
Ordinary shares, shares outstanding	61,162,400	61,162,400	61,162,400
VIEs
Deferred revenue (in Dollars and Yuan Renminbi)		$ 8,802	¥ 46,175
Payroll and welfare payable (in Dollars and Yuan Renminbi)		15,685	12,054
Income taxes payable (in Dollars and Yuan Renminbi)		298,785	255,618
Accrued expenses and other liabilities (in Dollars and Yuan Renminbi)		76,138	138,144
Operating lease liabilities (in Dollars and Yuan Renminbi)		4,918	9,700
Amounts due to related parties (in Dollars and Yuan Renminbi)		991,498	23,967
Deferred tax liabilities (in Dollars and Yuan Renminbi)		$ 4,233	¥ 5,041